Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,156,784)	$ (1,505,248)	$ (2,019,092)	[1]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Reversal of allowance for expected credit loss of loan receivable	(78,605)	(102,283)		[1]
Depreciation	68,417	89,026	95,602	[1]
Operating lease expenses	63,571	82,720	70,281
Change in operating assets and liabilities:
Account receivables	(7,100)	(9,239)	376,615
Other current assets	26,956	35,074	(95,274)
Inventories	(1,266)	(1,648)	31,059
Accounts payable	(27,605)	(35,921)	(288,010)
Accruals and other payables	183,128	238,293	(29,801)
Operating lease obligations	(63,571)	(82,720)	(70,281)
Net cash used in operating activities	(992,859)	(1,291,946)	(1,928,901)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(8,127)	(10,574)	(234,181)
Loan to third party			(51,622)
Receipt from Loan to third party	386,005	502,283
Net cash (used in)/provided by investing activities	377,878	491,709	(285,803)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of bank loans	(21,112)	(27,471)	(413,612)
Proceeds from subscription			255,195
Loan proceeds from major shareholder	584,060	760,000	750,000
Repayment to major shareholder			(337,330)
Deferred offering cost	(2,103)	(2,736)	(120,001)
Net cash provided by financing activities	560,845	729,793	134,252
Translation loss	(3,166)	(4,119)
Net change in cash and cash equivalents	(57,302)	(74,563)	(2,080,452)
Cash and cash equivalents - beginning of year	99,561	129,552	2,312,107
Cash and cash equivalents - end of year	42,259	54,989	231,655
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	2,244	2,919	4,916
Cash paid for tax
New shares issued with consideration receivable			$ 37,251

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.